Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Goodwill	€ 2,256.0	€ 1,902.5
Intangibles	2,274.2	2,155.7
Property, plant and equipment	506.3	422.2
Other non-current assets	7.5	1.1
Derivative financial instruments	0.0	17.2
Deferred tax assets	126.2	113.5
Total non-current assets	5,170.2	4,612.2
Current assets
Cash and cash equivalents	211.6	393.2
Inventories	427.5	344.3
Trade and other receivables	242.2	185.0
Indemnification assets	9.9	15.4
Short-term investments	0.0	25.0
Derivative financial instruments	13.2	5.5
Total current assets	904.4	968.4
Total assets	6,074.6	5,580.6
Current liabilities
Trade and other payables	608.4	647.2
Current tax payable	229.5	166.2
Provisions	37.4	45.7
Loans and borrowings	27.4	22.5
Derivative financial instruments	6.5	35.5
Total current liabilities	909.2	917.1
Non-current liabilities
Loans and borrowings	2,179.6	1,736.3
Employee benefits	249.2	276.2
Other non-current liabilities	1.9	2.2
Provisions	2.9	6.1
Derivative financial instruments	44.6	89.5
Deferred tax liabilities	374.4	427.1
Total non-current liabilities	2,852.6	2,537.4
Total liabilities	3,761.8	3,454.5
Net assets	2,312.8	2,126.1
Equity attributable to equity holders
Share capital and capital reserve	1,690.2	1,620.5
Share based compensation reserve	3.8	8.3
Founder Preferred Shares Dividend reserve	166.0	245.5
Translation reserve	92.1	84.7
Other reserves	5.9	(24.5)
Retained earnings	354.8	191.6
Equity attributable to owners of parent	€ 2,312.8	€ 2,126.1